SHORT-TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES AND OTHER OBLIGATIONS - Schedule Of Supplier Financing Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding as of January 1, 2024	$ 97
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable	Accounts payable
Invoices confirmed to financial institutions	$ 421
Confirmed invoices paid to financial institution	(413)
Foreign currency exchange impact	(1)
Confirmed obligations outstanding as of December 31, 2024	$ 104
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable	Accounts payable